Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Narrative) (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.22%	0.21%
Increase decrease in ECL coverage	0.01%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.10%	0.10%
Stage 1 and 2 positions | Twelve-month expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.06%	0.05%
Stage 1 and 2 positions | Lifetime expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	1.05%	1.12%
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	22.00%
Stage 3 positions | Lifetime expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	21.57%	22.42%